SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of information about consolidated entities
These Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an investee, when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial statements from the date control is obtained until the date control ceases. Where the Company’s interest in a subsidiary is less than 100%, the Company recognizes non-controlling interests. All intercompany balances, transactions, income, expenses, profits and losses, including unrealized gains and losses have been eliminated on consolidation.

The principal subsidiaries of the Company as at December 31, 2018 and 2017 were as follows:

			Interest
Legal Entity	Mine	Country of incorporation	2018	2017
Mineração Maracá Industria e Comércio S.A.	Chapada	Brazil	100%	100%
Minera Meridian Ltda.	El Peñón	Chile	100%	100%
Canadian Malartic Corporation - a joint operation (Note 3(b))	Canadian Malartic	Canada	50%	50%
Jacobina Mineração e Comércio Ltda.	Jacobina	Brazil	100%	100%
Estelar Resources Ltd.	Cerro Moro	Argentina	100%*	100%
Minera Florida Ltda.	Minera Florida	Chile	100%	100%
Minas Argentinas S.A. (Note 6)	Gualcamayo	Argentina	—%	100%

Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Mining properties
	Depletable (ii)	Non-depletable	Land, building, plant & equipment	Construction in progress (iii)	Exploration & evaluation	Total (i)
Cost
At January 1, 2018	5,527.0	1,708.6	2,490.4	261.6	3,449.5	13,437.1
Additions (iii)	148.0	130.4	64.0	58.6	14.5	415.5
Reclassifications, transfers and other non cash movements (iv)	313.0	(221.3)	310.4	(320.2)	20.2	102.1
Gross cost reclassified as held for sale and disposals	(608.2)	(204.2)	(682.1)	—	3.2	(1,491.3)
At December 31, 2018	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2018	(3,270.9)	(786.4)	(1,398.5)	—	(828.1)	(6,283.9)
DDA	(285.8)	—	(157.3)	—	—	(443.1)
Impairment and impairment reversal (v)	99.0	—	(26.2)	—	(73.8)	(1.0)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	188.4	469.9	302.8	—	—	961.1
At December 31, 2018	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
Carrying amount, December 31, 2018	$2,110.5	$1,097.0	$903.5	$—	$2,585.5	$6,696.4

	Mining properties
	Depletable (ii)	Non-depletable	Land, building, plant & equipment	Construction in progress (iii)	Exploration & evaluation	Total (i)
Cost
At January 1, 2017	$5,860.4	$1,708.9	$2,745.2	$89.6	$4,155.3	$14,559.4
Additions (iii)	231.9	62.7	94.1	172.0	46.8	607.5
Reclassification, transfers and other non-cash movements (iv)	146.9	226.3	(29.2)	—	(291.7)	52.3
Gross cost reclassified as held for sale and disposals	(712.2)	(289.3)	(319.7)	—	(460.9)	(1,782.1)
At December 31, 2017	$5,527.0	$1,708.6	$2,490.4	$261.6	$3,449.5	$13,437.1
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2017	$(3,569.4)	$(1,032.7)	$(1,370.7)	$—	$(1,048.5)	$(7,021.3)
DDA	(224.9)	—	(212.4)	—	—	(437.3)
Impairment (v)	(129.7)	(7.5)	(80.4)	—	(138.9)	(356.5)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	653.1	253.8	265.0	—	359.3	1,531.2
At December 31, 2017	$(3,270.9)	$(786.4)	$(1,398.5)	$—	$(828.1)	$(6,283.9)
Carrying amount, December 31, 2017	$2,256.1	$922.2	$1,091.9	$261.6	$2,621.4	$7,153.2

(i)
In the current year, the Company has enhanced its disclosures to separately identify exploration and evaluation assets and provide further clarity on the movements during the years presented. Comparative balances reflect the change in presentation adopted in the current year.

(ii)
At December 31, 2018, the carrying amount of capitalized production phase stripping costs totalled $257.5 million (December 31, 2017: $355.6 million). The following table reconciles the movements in the balance in the respective years:

	2018	2017
Balance, beginning of year	$355.6	$285.3
Additions	41.0	135.2
Amortization	(32.6)	(18.2)
Reclassified as held for sale (Note 6)	(106.5)	(46.7)
Balance, end of year	$257.5	$355.6

(iii)
During the year, the Company recognized capitalized interest of $8.3 million (2017: $11.3 million) related to qualifying capital expenditures at Cerro Moro and had a weighted average borrowing rate of 4.59% and 4.69% during the years ended December 31, 2018 and 2017, respectively.

(iv)
Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in decommissioning, restoration and similar liabilities as noted in Note 28: Decommissioning, Restoration, and Similar Liabilities.

(v)
During the year, the Company recognized an impairment charge totalling $151.0 million related to Minera Florida and an impairment reversal of $150.0 million related to Jacobina (2017: impairment of $356.5 million related to Gualcamayo). Refer to Note 12: Impairment and Reversal of Impairment for additional details.

(vi)
In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $17.4 million at December 31, 2018 for construction activities at its sites and projects.